Stockholders and Other Loans Payable (Details Textual)	1 Months Ended	12 Months Ended		100 Months Ended			12 Months Ended	100 Months Ended
	Oct. 30, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Apr. 04, 2013 USD ($)	Apr. 04, 2013 ZAR	Dec. 31, 2013 Lender [Member] USD ($)	Dec. 31, 2013 Lender [Member] USD ($)	Apr. 04, 2013 Lender [Member] USD ($)
Stockholders and Other Loans Payable [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum		4.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum		15.00%
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital		$ 105,925	$ 380,414	$ 2,469,862
Debt Instrument, Interest Rate, Effective Percentage		5.00%		5.00%
Interest Paid	105,000
Interest and Debt Expense		3,100	13,800	27,700
Other Borrowings						2,000,000			201,000
Debt Instrument, Interest Rate, Stated Percentage									2.00%
Deposited shares of Common Stock with the lender as security									1,000,000
Interest Expense, Debt							41,700	41,700
Debt Instrument Unpaid Amount							231,490	231,490
Convertible Amount Of Each Unpaid Principal And Interest					$ 1.00